FINANCIAL RISK MANAGEMENT - Cash Flows Payable by Remaining Contractual Maturities (Details) - PEN (S/) S/ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about cash flows associated with the remaining contractual maturities [Line Items]
Undiscounted cash outflow required to repurchase derecognised financial assets	S/ 264,728,787	S/ 212,961,084
Financial liabilities by type
Non-derivative financial liabilities, undiscounted cash flows	213,229,138	159,126,477
Derivative financial liabilities
Contractual amounts receivable (Inflows)	4,510,989	4,821,700
Contractual amounts payable (outflows)	3,738,162	3,932,898
Total liabilities	772,827	888,802
Deposits and obligations [Member]
Financial liabilities by type
Non-derivative financial liabilities, undiscounted cash flows	148,888,453	118,029,083
Payables from reverse purchase agreements and security lendings and due to banks and correspondents [member]
Financial liabilities by type
Non-derivative financial liabilities, undiscounted cash flows	41,699,190	17,781,639
Accounts payable to reinsurers and and coinsurers [member]
Financial liabilities by type
Non-derivative financial liabilities, undiscounted cash flows	338,446	216,734
Financial liabilities at fair value through profit or loss, category [member]
Financial liabilities by type
Non-derivative financial liabilities, undiscounted cash flows	561,602	493,700
Bonds and notes [Member]
Financial liabilities by type
Non-derivative financial liabilities, undiscounted cash flows	16,421,366	16,802,657
Lease liabilities [member]
Financial liabilities by type
Non-derivative financial liabilities, undiscounted cash flows	778,554	1,031,631
Other financial liabilities [Member]
Financial liabilities by type
Non-derivative financial liabilities, undiscounted cash flows	4,541,527	4,771,033
Up to one month [Member]
Disclosure of detailed information about cash flows associated with the remaining contractual maturities [Line Items]
Undiscounted cash outflow required to repurchase derecognised financial assets	47,587,613	35,352,840
Financial liabilities by type
Non-derivative financial liabilities, undiscounted cash flows	44,723,709	40,793,168
Derivative financial liabilities
Contractual amounts receivable (Inflows)	548,397	921,774
Contractual amounts payable (outflows)	117,572	501,611
Total liabilities	430,825	420,163
Up to one month [Member] | Deposits and obligations [Member]
Financial liabilities by type
Non-derivative financial liabilities, undiscounted cash flows	40,780,477	33,056,293
Up to one month [Member] | Payables from reverse purchase agreements and security lendings and due to banks and correspondents [member]
Financial liabilities by type
Non-derivative financial liabilities, undiscounted cash flows	764,998	3,917,690
Up to one month [Member] | Accounts payable to reinsurers and and coinsurers [member]
Financial liabilities by type
Non-derivative financial liabilities, undiscounted cash flows	72,060	46,144
Up to one month [Member] | Financial liabilities at fair value through profit or loss, category [member]
Financial liabilities by type
Non-derivative financial liabilities, undiscounted cash flows	561,602	493,700
Up to one month [Member] | Bonds and notes [Member]
Financial liabilities by type
Non-derivative financial liabilities, undiscounted cash flows	3	549,434
Up to one month [Member] | Lease liabilities [member]
Financial liabilities by type
Non-derivative financial liabilities, undiscounted cash flows	37,557	10,857
Up to one month [Member] | Other financial liabilities [Member]
Financial liabilities by type
Non-derivative financial liabilities, undiscounted cash flows	2,507,012	2,719,050
One to three months [Member]
Disclosure of detailed information about cash flows associated with the remaining contractual maturities [Line Items]
Undiscounted cash outflow required to repurchase derecognised financial assets	33,012,127	22,105,919
Financial liabilities by type
Non-derivative financial liabilities, undiscounted cash flows	15,849,008	13,297,580
Derivative financial liabilities
Contractual amounts receivable (Inflows)	1,309,229	722,448
Contractual amounts payable (outflows)	1,032,719	435,484
Total liabilities	276,510	286,964
One to three months [Member] | Deposits and obligations [Member]
Financial liabilities by type
Non-derivative financial liabilities, undiscounted cash flows	11,340,863	10,879,383
One to three months [Member] | Payables from reverse purchase agreements and security lendings and due to banks and correspondents [member]
Financial liabilities by type
Non-derivative financial liabilities, undiscounted cash flows	3,572,866	1,827,617
One to three months [Member] | Accounts payable to reinsurers and and coinsurers [member]
Financial liabilities by type
Non-derivative financial liabilities, undiscounted cash flows	209,035	133,864
One to three months [Member] | Financial liabilities at fair value through profit or loss, category [member]
Financial liabilities by type
Non-derivative financial liabilities, undiscounted cash flows	0	0
One to three months [Member] | Bonds and notes [Member]
Financial liabilities by type
Non-derivative financial liabilities, undiscounted cash flows	432,446	149,009
One to three months [Member] | Lease liabilities [member]
Financial liabilities by type
Non-derivative financial liabilities, undiscounted cash flows	31,718	21,751
One to three months [Member] | Other financial liabilities [Member]
Financial liabilities by type
Non-derivative financial liabilities, undiscounted cash flows	262,080	285,956
Three to twelve months [Member]
Disclosure of detailed information about cash flows associated with the remaining contractual maturities [Line Items]
Undiscounted cash outflow required to repurchase derecognised financial assets	47,692,934	49,635,736
Financial liabilities by type
Non-derivative financial liabilities, undiscounted cash flows	31,311,585	26,545,038
Derivative financial liabilities
Contractual amounts receivable (Inflows)	574,501	1,244,120
Contractual amounts payable (outflows)	429,197	787,985
Total liabilities	145,304	456,135
Three to twelve months [Member] | Deposits and obligations [Member]
Financial liabilities by type
Non-derivative financial liabilities, undiscounted cash flows	20,204,905	22,008,052
Three to twelve months [Member] | Payables from reverse purchase agreements and security lendings and due to banks and correspondents [member]
Financial liabilities by type
Non-derivative financial liabilities, undiscounted cash flows	9,498,586	1,928,676
Three to twelve months [Member] | Accounts payable to reinsurers and and coinsurers [member]
Financial liabilities by type
Non-derivative financial liabilities, undiscounted cash flows	40,349	25,838
Three to twelve months [Member] | Financial liabilities at fair value through profit or loss, category [member]
Financial liabilities by type
Non-derivative financial liabilities, undiscounted cash flows	0	0
Three to twelve months [Member] | Bonds and notes [Member]
Financial liabilities by type
Non-derivative financial liabilities, undiscounted cash flows	1,259,147	2,138,869
Three to twelve months [Member] | Lease liabilities [member]
Financial liabilities by type
Non-derivative financial liabilities, undiscounted cash flows	109,969	96,013
Three to twelve months [Member] | Other financial liabilities [Member]
Financial liabilities by type
Non-derivative financial liabilities, undiscounted cash flows	198,629	347,590
One to five years [Member]
Disclosure of detailed information about cash flows associated with the remaining contractual maturities [Line Items]
Undiscounted cash outflow required to repurchase derecognised financial assets	89,394,618	63,189,798
Financial liabilities by type
Non-derivative financial liabilities, undiscounted cash flows	105,304,274	56,148,578
Derivative financial liabilities
Contractual amounts receivable (Inflows)	1,075,567	966,488
Contractual amounts payable (outflows)	1,206,819	1,224,424
Total liabilities	(131,252)	(257,936)
One to five years [Member] | Deposits and obligations [Member]
Financial liabilities by type
Non-derivative financial liabilities, undiscounted cash flows	66,342,002	42,265,306
One to five years [Member] | Payables from reverse purchase agreements and security lendings and due to banks and correspondents [member]
Financial liabilities by type
Non-derivative financial liabilities, undiscounted cash flows	24,114,558	1,964,421
One to five years [Member] | Accounts payable to reinsurers and and coinsurers [member]
Financial liabilities by type
Non-derivative financial liabilities, undiscounted cash flows	17,002	10,888
One to five years [Member] | Financial liabilities at fair value through profit or loss, category [member]
Financial liabilities by type
Non-derivative financial liabilities, undiscounted cash flows	0	0
One to five years [Member] | Bonds and notes [Member]
Financial liabilities by type
Non-derivative financial liabilities, undiscounted cash flows	14,103,090	11,255,465
One to five years [Member] | Lease liabilities [member]
Financial liabilities by type
Non-derivative financial liabilities, undiscounted cash flows	425,566	434,797
One to five years [Member] | Other financial liabilities [Member]
Financial liabilities by type
Non-derivative financial liabilities, undiscounted cash flows	302,056	217,701
Later than 5 years [Member]
Disclosure of detailed information about cash flows associated with the remaining contractual maturities [Line Items]
Undiscounted cash outflow required to repurchase derecognised financial assets	47,041,495	42,676,791
Financial liabilities by type
Non-derivative financial liabilities, undiscounted cash flows	16,040,562	22,342,113
Derivative financial liabilities
Contractual amounts receivable (Inflows)	1,003,295	966,870
Contractual amounts payable (outflows)	951,855	983,394
Total liabilities	51,440	(16,524)
Later than 5 years [Member] | Deposits and obligations [Member]
Financial liabilities by type
Non-derivative financial liabilities, undiscounted cash flows	10,220,206	9,820,049
Later than 5 years [Member] | Payables from reverse purchase agreements and security lendings and due to banks and correspondents [member]
Financial liabilities by type
Non-derivative financial liabilities, undiscounted cash flows	3,748,182	8,143,235
Later than 5 years [Member] | Accounts payable to reinsurers and and coinsurers [member]
Financial liabilities by type
Non-derivative financial liabilities, undiscounted cash flows	0	0
Later than 5 years [Member] | Financial liabilities at fair value through profit or loss, category [member]
Financial liabilities by type
Non-derivative financial liabilities, undiscounted cash flows	0	0
Later than 5 years [Member] | Bonds and notes [Member]
Financial liabilities by type
Non-derivative financial liabilities, undiscounted cash flows	626,680	2,709,880
Later than 5 years [Member] | Lease liabilities [member]
Financial liabilities by type
Non-derivative financial liabilities, undiscounted cash flows	173,744	468,213
Later than 5 years [Member] | Other financial liabilities [Member]
Financial liabilities by type
Non-derivative financial liabilities, undiscounted cash flows	S/ 1,271,750	S/ 1,200,736